Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income before income tax expense		¥ 1,267,653		¥ 726,343		¥ 885,180
Effective statutory tax rate		35.64%		38.01%		38.01%
Income tax calculated at the statutory tax rate		¥ 451,792		¥ 276,083		¥ 336,457
Income not subject to tax		(20,911)		(22,354)		(18,320)
Expenses not deductible for tax purposes		1,532		1,550		1,348
Tax rate differentials of subsidiaries		(3,517)		(1,611)		(10,535)
Change in valuation allowance	[1]	(4,444)		(44,620)		(326,158)
Change in undistributed earnings of subsidiaries		16,084		932		12,233
Change in net operating loss carryforwards resulting from intercompany capital transactions		(1,290)		235		227
Effect of enacted change in tax rates		(21,714)	[2]	15,786	[3]
Other		19,888		107		8,772
Income tax expense		¥ 437,420		¥ 226,108		¥ 4,024

[1]	In the fiscal year ended March 31, 2015, the MHFG Group partially changed the basis of presentation in respect of change in valuation allowance to represent the amount of change that directly affected Income tax expense. The current period's presentation of change in valuation allowance excludes the effect of expiration of net operating loss carryforwards for which valuation allowance had been fully recorded against the associated deferred tax assets. Refer to the roll-forward table later in Note 19 for details of expiration of net operating loss carryforwards which affected the gross valuation allowance but not total Income tax expense in prior periods.
[2]	On March 31, 2015, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG's tax returns for the fiscal year ending March 31, 2016 will be reduced to 33.06% from the previous rate of 35.64%. In addition, the tax rate for the fiscal years ending March 31, 2017 and thereafter will be 32.26%. The decrease in the Group's balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2015.
[3]	On March 20, 2014, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG's tax returns for the fiscal year ending March 31, 2015 has been reduced to 35.64% from the previous rate of 38.01%. The decrease in the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2014.